Property and Equipment, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Finance lease assets	$ 46	$ 47
Property and equipment	6,829	7,425
Less: accumulated depreciation	(2,438)	(2,051)
Total property and equipment, net	4,391	5,374
Depreciation	594	666	$ 738
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,517	5,959
Furniture
Property, Plant and Equipment [Line Items]
Property and equipment, gross	723	769
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	447	473
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 96	$ 177